Insurance - Summary of Movement in Provisions for Unpaid Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	$ 4,652	$ 4,773
Claims costs for current accident year	2,727	2,631
Prior accident years claims development (favourable) unfavourable	(408)	(454)
Discount rate	94	(78)
Provision for adverse deviation	(6)	(18)
Claims and related expenses	2,407	2,081
Current accident year	(1,239)	(1,223)
Prior accident years	(1,121)	(979)
Cash paid for claims	(2,360)	(2,202)
Balance as at end of year	4,699	4,652
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	4,812	4,965
Claims costs for current accident year	2,727	2,673
Prior accident years claims development (favourable) unfavourable	(410)	(460)
Discount rate	95	(78)
Provision for adverse deviation	(7)	(19)
Claims and related expenses	2,405	2,116
Current accident year	(1,239)	(1,238)
Prior accident years	(1,147)	(1,023)
Cash paid for claims	(2,386)	(2,261)
Increase (decrease) in reinsurance/other recoverables	9	(8)
Balance as at end of year	4,840	4,812
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	160	192
Claims costs for current accident year		42
Prior accident years claims development (favourable) unfavourable	(2)	(6)
Discount rate	1
Provision for adverse deviation	(1)	(1)
Claims and related expenses	(2)	35
Current accident year		(15)
Prior accident years	(26)	(44)
Cash paid for claims	(26)	(59)
Increase (decrease) in reinsurance/other recoverables	9	(8)
Balance as at end of year	$ 141	$ 160